Stock Option and Incentive Plan - Assumptions Used in Calculating Fair Value of Options (Detail) - $ / shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	2.64%	2.30%	1.63%
Expected life of stock options	4 years 6 months	4 years 6 months	4 years 6 months
Expected volatility	17.80%	15.00%	16.20%
Expected dividend yield	1.82%	1.51%	1.47%
Fair value per option	$ 9.13	$ 8.70	$ 7.62